CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Other income (expense):
Net loss		$ 975
Earnings per unit:
Earnings Per Share, Basic		$ 0.00
Earnings Per Share, Diluted		$ 0.00
Weighted Average Number of Shares Outstanding, Basic	[1]	2,500,000
Weighted Average Number of Shares Outstanding, Diluted	[1]	2,500,000
BCP QUALTEK HOLDCO, LLC
Revenue		$ 656,524,000	$ 599,268,000
Costs and expenses:
Cost of revenues		597,583,000	525,403,000
General and administrative		47,049,000	42,665,000
Transaction expenses		988,000	4,257,000
Change in fair value of contingent consideration		7,081,000	6,149,000
Impairment of long-lived assets			840,000
Impairment of goodwill		(28,802,000)	(8,132,000)
Depreciation and amortization		46,475,000	40,103,000
Total costs and expenses		713,816,000	627,549,000
Loss from operations		(57,292,000)	(28,281,000)
Other income (expense):
Gain on sale/ disposal of property and equipment		729,000	130,000
Interest expense		(37,659,000)	(33,380,000)
Total other expense		(36,930,000)	(33,251,000)
Loss from continuing operations		(94,222,000)	(61,532,000)
Loss from discontinued operations		(3,865,000)	(6,262,000)
Net loss		98,087,000	67,794,000
Other comprehensive income:
Foreign currency translation adjustments		239,000	685,000
Comprehensive loss		$ (97,848,000)	$ (67,109,000)
Earnings per unit:
Earnings Per Share, Basic		$ (48.61)	$ (31.74)
Earnings Per Share, Diluted		$ (50.54)	$ (34.93)
Weighted Average Number of Shares Outstanding, Basic		2,005,824	1,962,115
Weighted Average Number of Shares Outstanding, Diluted		2,005,824	1,962,115

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).